Federated MDT Large Cap Value Fund
Portfolio of Investments
January 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—9.2%
639,812		AT&T, Inc.	$24,069,728
176,225		CenturyLink, Inc.	2,407,234
68,477	[1]	Charter Communications, Inc.	35,434,108
81,660	[1]	Take-Two Interactive Software, Inc.	10,178,102
595,856		Verizon Communications, Inc.	35,417,681
		TOTAL	107,506,853
		Consumer Discretionary—5.7%
236,010		eBay, Inc.	7,920,495
474,327		Ford Motor Co.	4,183,564
31,402		Garmin Ltd.	3,044,424
51,984		General Motors Co.	1,735,746
21,072		Home Depot, Inc.	4,806,523
8,622		McDonald's Corp.	1,844,849
40,998		Pulte Group, Inc.	1,830,561
163,601		Target Corp.	18,117,175
99,253		Toll Brothers, Inc.	4,402,863
172,605		Yum! Brands, Inc.	18,256,431
		TOTAL	66,142,631
		Consumer Staples—9.5%
337,454		Colgate-Palmolive Co.	24,897,356
76,548		General Mills, Inc.	3,997,336
224,562		Kimberly-Clark Corp.	32,166,261
67,801		Lamb Weston Holdings, Inc.	6,190,909
45,818		Philip Morris International, Inc.	3,789,149
23,068	[1]	Post Holdings, Inc.	2,412,221
267,094		Procter & Gamble Co.	33,285,254
37,093		WalMart Inc.	4,246,778
		TOTAL	110,985,264
		Energy—7.5%
251,188		Chevron Corp.	26,912,282
261,437		EOG Resources, Inc.	19,061,372
121,697		Exxon Mobil Corp.	7,559,817
120,984		HollyFrontier Corp.	5,434,601
95,256		Phillips 66	8,703,541
235,970		Valero Energy Corp.	19,894,631
		TOTAL	87,566,244
		Financials—24.3%
6,701	[1]	Alleghany Corp.	5,345,120
276,751		Allstate Corp.	32,806,064
83,757		American Express Co.	10,877,522
153,009		American International Group, Inc.	7,690,232
113,081		Ameriprise Financial, Inc.	18,704,728
161,295	[1]	Arch Capital Group Ltd.	7,122,787
59,196	[1]	Athene Holding Ltd.	2,578,578
749,659		Bank of America Corp.	24,611,305
32,733	[1]	Berkshire Hathaway, Inc., Class B	7,346,267
44,528		BlackRock, Inc.	23,481,841

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
392,753		Citigroup, Inc.	$29,224,751
112,551		Citizens Financial Group, Inc.	4,195,901
11,250		Everest Re Group Ltd.	3,111,412
698,826		Fifth Third Bancorp	19,881,600
525,320		First Horizon National Corp.	8,405,120
46,757		JPMorgan Chase & Co.	6,188,757
215,681		KeyCorp	4,035,391
236,437		MetLife, Inc.	11,753,283
287,060		Navient Corp.	4,127,923
167,145		Popular, Inc.	9,353,434
182,623		Prudential Financial, Inc.	16,629,650
52,321		RenaissanceRe Holdings Ltd.	9,911,690
45,233		State Street Corp.	3,420,972
204,942		The Hartford Financial Services Group, Inc.	12,148,962
		TOTAL	282,953,290
		Health Care—12.5%
14,113	[1]	Biogen, Inc.	3,794,280
70,240		Bristol-Myers Squibb Co.	4,421,608
239,721		Cardinal Health, Inc.	12,276,112
27,961		CIGNA Corp.	5,379,137
502,026	[1]	Community Health Systems, Inc.	2,153,692
109,646		Eli Lilly & Co.	15,310,968
196,138		HCA Healthcare, Inc.	27,223,954
3,740		Humana, Inc.	1,257,538
35,552	[1]	IQVIA Holdings, Inc.	5,519,448
78,883		Johnson & Johnson	11,743,312
59,035		McKesson Corp.	8,418,981
183,416		Medtronic PLC	21,173,543
231,188		Merck & Co., Inc.	19,752,703
21,867	[1]	Regeneron Pharmaceuticals, Inc.	7,389,734
		TOTAL	145,815,010
		Industrials—8.3%
122,381		AGCO Corp.	8,583,803
141,979		Delta Air Lines, Inc.	7,913,910
111,064		General Dynamics Corp.	19,485,068
117,520	[1]	Jet Blue Airways Corp.	2,330,422
235,826		Nielsen Holdings PLC	4,810,850
13,958		Parker-Hannifin Corp.	2,731,441
247,581	[1]	SPX Corp.	12,148,800
40,445	[1]	Teledyne Technologies, Inc.	14,764,852
118,973	[1]	United Airlines Holdings, Inc.	8,899,180
101,536		United Technologies Corp.	15,250,707
		TOTAL	96,919,033
		Information Technology—6.3%
99,548	[1]	Akamai Technologies, Inc.	9,292,806
662,056		HP, Inc.	14,115,034
250,259		Intel Corp.	15,999,058
86,978	[1]	Keysight Technologies, Inc.	8,088,084
49,650	[1]	Qorvo, Inc.	5,255,949
90,553	[1]	Synopsys, Inc.	13,357,473

Shares		Value
	COMMON STOCKS—continued
	Information Technology—continued
367,491	Vishay Intertechnology, Inc.	$7,456,392
	TOTAL	73,564,796
	Materials—3.9%
427,160	Domtar, Corp.	14,873,711
363,426	DuPont de Nemours, Inc.	18,600,143
33,878	Martin Marietta Materials	8,937,016
75,702	Newmont Corp.	3,411,132
	TOTAL	45,822,002
	Real Estate—5.2%
106,317	Essex Property Trust, Inc.	32,932,754
79,853	Mid-American Apartment Communities, Inc.	10,956,630
92,809	ProLogis Inc.	8,620,100
44,894	Realty Income Corp.	3,520,139
52,099	SL Green Realty Corp.	4,795,192
	Utilities—5.9%
206,717	AES Corp.	4,105,400
254,547	Consolidated Edison Co.	23,927,418
38,909	Dominion Energy, Inc.	3,336,447
132,941	Exelon Corp.	6,326,662
284,958	NiSource, Inc.	8,352,119
191,082	Pinnacle West Capital Corp.	18,666,800
171,506	Vistra Energy Corp.	3,862,315
	TOTAL	68,577,161
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,026,707,285)	1,146,677,099
	INVESTMENT COMPANY—1.9%
22,178,906	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[2] (IDENTIFIED COST $22,184,115)	22,185,559
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $1,048,891,400)	1,168,862,658
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(2,387,101)
	TOTAL NET ASSETS—100%	$1,166,475,557
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2019	18,202,855
Purchases/Additions	65,318,100
Sales/Reductions	(61,342,049)
Balance of Shares Held 1/31/2020	22,178,906
Value	$22,185,559
Change in Unrealized Appreciation/Depreciation	$(4,141)
Net Realized Gain	$4,152
Dividend Income	$89,225
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.